Leases (Tables)	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
Schedule of Lease
	Year Ended October 31, 2024	Year Ended October 31, 2023
Lease Cost
Operating lease cost	$30,425	$45,896

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$30,435	$44,654
Weighted average remaining lease term – operating leases (in years)	4.64	1.54
Average discount rate – operating lease	3.75%	3.73%

The supplemental balance sheet information related to leases is as follows:

	October 31, 2024	October 31, 2023
Operating leases
Right-of-use assets	$70,739	$31,864

Operating lease liabilities, current	$17,573	$21,970
Operating lease liabilities, non-current	$52,745	9,492
Total operating lease liabilities	$70,318	$31,462

Schedule of Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the years ending October 31,
2025	19,870
2026	15,043
2027	14,667
2028	14,949
2029	11,847
Total undiscounted lease payments	76,376
Less imputed interest	(6,058)
Total lease liabilities	70,318